Amounts due from (to) related companies	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Amounts due from (to) related companies	Amounts due from (to) related companies
The amounts due from related companies are trade in nature, unsecured, interest-free and repayable on demand.
The amount due to a related company is non-trade in nature, unsecured, interest-free and repayable on demand.
The details of impairment assessments are set out in note 18.
Related party transactions
Other than as disclosed elsewhere in these consolidated financial statements, the Group has the following material transactions with a related company:

Nature of transactions	2025	2024
Consultancy and management service income	$468,000	$468,000
Rental expense	360,000	—
Sales and marketing service income	420,916	238,328
Details of the balances with related parties are set out in the Group's consolidated statement of financial position on page 5 and in note 15.
Compensation of key management personnel
The remuneration of the directors of the Company during the year is set out in note 6.